Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The Company is providing the following information about the relationship of the “compensation actually paid” to its Chief Executive Officer and the “average compensation actually paid” to its other Named Executive Officers (“Other NEOs”), as calculated under the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act, for fiscal 2023, fiscal 2022, and fiscal 2021 to certain financial performance measures. This information is being provided for the purposes of compliance with the pay versus performance disclosure requirement. Neither the Human Resources and Compensation Committee nor management of the Company used the pay ratio measure in making compensation decisions. For information regarding the decisions made by the Human Resources and Compensation Committee regarding Named Executive Officers’ compensation and for additional details on how the Company aligns pay with performance, see the “Compensation Discussion and Analysis” and “Executive Compensation” sections in this Proxy Statement.

•
The “compensation actually paid” amounts are calculated by making
SEC-required
adjustments to the “Total” compensation amounts for the Named Executive Officers presented in the Summary Compensation Table. The dollar amounts for “compensation actually paid” in the table below do not reflect the actual amount of compensation earned, realized, or received by the Chief Executive Officer or any individual Named Executive Officer during the applicable fiscal years. A significant portion of the value reflected in the table remains subject to forfeiture if underlying vesting conditions for equity awards are not achieved.

•
The financial performance measures presented are Company total shareholder return (“Company TSR”), peer group total shareholder return (“Peer Group Index TSR”), net earnings, and ROIC. The peer group shown for the purposes of this pay versus performance disclosure is the S&P 600 Construction Machinery & Heavy Trucks Index, a peer group index that is presented in the Company Stock Performance graph in the Company’s Annual Report on
Form 10-K
for the fiscal year ended December 31, 2023.

PAY VERSUS PERFORMANCE TABLE – FISCAL 2023

Year (1)(2)	Summary Compensation Table Total for PEO (Wood)	Compensation Actually Paid (3) to PEO (Wood)	Summary Compensation Table Total for PEO (Hassinger)	Compensation Actually Paid (3) to PEO (Hassinger)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid (3) to Other NEOs	Value of Initial Fixed $100 Investment Based on:		Net Earnings ($M)	ROIC (6) (%)
							Company TSR (4)	Peer Group Index TSR (5)

2023	3,859,697	1,520,230	—	—	1,131,911	425,907	127.70	168.07	72.4	13.4

2022	3,567,631	3,810,758	—	—	964,640	1,089,884	163.38	122.66	65.5	14.8

2021	2,203,151	4,245,023	4,820,110	12,926,718	878,122	1,876,659	166.30	127.44	42.6	10.4

(1)	Mr. Wood succeeded Timothy L. Hassinger as PEO on January 1, 2021; each was a PEO for part of fiscal 2021. Mr. Wood was PEO for the entirety of fiscal 2022 and fiscal 2023.

(2)	Other NEOs were Messrs. Ketcham, Oberto, and Marion for fiscal 2021, fiscal 2022, and fiscal 2023.
(3)	See following table for additional details about the calculation of the “compensation actually paid” value.

	SCT Total Compensation	Less Equity Amounts Reported in SCT		Plus Fair Value of Equity Awards Granted During the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Unvested and Outstanding Awards	Change in Fair Value From Prior Fiscal Year for Awards Vesting in the Fiscal Year	Fair Value of Awards as of the Prior Fiscal Year that Failed to Meet Vesting Conditions During the Year	Compensation Actually Paid
($ in thousands)		Stock Awards	Options

PEO (Wood)

FY23	3,859,697	(1,536,658)	(481,223)	1,776,897	(1,370,685)	(727,799)	—	1,520,230

FY22	3,567,631	(1,311,505)	(436,696)	1,735,808	371,558	(116,038)	—	3,810,758

FY21	2,203,151	(826,466)	(264,114)	1,870,315	603,291	658,846	—	4,245,023

PEO (Hassinger)

FY21	4,820,110	(1,720,411)	(549,891)	6,758,957	3,465,209	152,744	—	12,926,718

Average of Non-PEO NEOs

FY23	1,131,911	(305,863)	(95,826)	353,726	(353,397)	(304,644)	—	425,907

FY22	964,640	(209,376)	(68,674)	289,147	170,698	(56,551)	—	1,089,884

FY21	878,122	(212,218)	(66,245)	561,400	377,848	337,754	—	1,876,659

(4)
Company TSR assumes an initial $100 investment in Lindsay Corporation stock beginning on August 31, 2020. Company TSR is cumulative, with the value determined at the end of each applicable fiscal year, calculated in accordance with Item 201(e) of Regulation
S-K,
as modified by the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act.

(5)
The peer group for the purposes of this pay versus performance disclosure is the S&P 600 Construction Machinery & Heavy Trucks Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation
S-K.
Peer Group Index TSR is calculated in accordance with Item 201(e) of Regulation
S-K,
as modified by the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act.

(6)	The SEC requires disclosure of a Company-selected measure. The Company-selected measure for fiscal 2023 is ROIC, which is calculated in the following manner for each fiscal year:

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote
(1)	Mr. Wood succeeded Timothy L. Hassinger as PEO on January 1, 2021; each was a PEO for part of fiscal 2021. Mr. Wood was PEO for the entirety of fiscal 2022 and fiscal 2023.

(2)	Other NEOs were Messrs. Ketcham, Oberto, and Marion for fiscal 2021, fiscal 2022, and fiscal 2023.

Peer Group Issuers, Footnote
(5)
The peer group for the purposes of this pay versus performance disclosure is the S&P 600 Construction Machinery & Heavy Trucks Index, which is used by the Company for purposes of compliance with Item 201(e) of Regulation
S-K.
Peer Group Index TSR is calculated in accordance with Item 201(e) of Regulation
S-K,
as modified by the pay versus performance proxy rules adopted by the SEC under the Dodd-Frank Act.

Adjustment To PEO Compensation, Footnote

	SCT Total Compensation	Less Equity Amounts Reported in SCT		Plus Fair Value of Equity Awards Granted During the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Unvested and Outstanding Awards	Change in Fair Value From Prior Fiscal Year for Awards Vesting in the Fiscal Year	Fair Value of Awards as of the Prior Fiscal Year that Failed to Meet Vesting Conditions During the Year	Compensation Actually Paid
($ in thousands)		Stock Awards	Options

PEO (Wood)

FY23	3,859,697	(1,536,658)	(481,223)	1,776,897	(1,370,685)	(727,799)	—	1,520,230

FY22	3,567,631	(1,311,505)	(436,696)	1,735,808	371,558	(116,038)	—	3,810,758

FY21	2,203,151	(826,466)	(264,114)	1,870,315	603,291	658,846	—	4,245,023

PEO (Hassinger)

FY21	4,820,110	(1,720,411)	(549,891)	6,758,957	3,465,209	152,744	—	12,926,718

Average of Non-PEO NEOs

FY23	1,131,911	(305,863)	(95,826)	353,726	(353,397)	(304,644)	—	425,907

FY22	964,640	(209,376)	(68,674)	289,147	170,698	(56,551)	—	1,089,884

FY21	878,122	(212,218)	(66,245)	561,400	377,848	337,754	—	1,876,659

Non-PEO NEO Average Total Compensation Amount	$ 1,131,911,000	$ 964,640,000	$ 878,122,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 425,907,000	1,089,884,000	1,876,659,000
Adjustment to Non-PEO NEO Compensation Footnote

	SCT Total Compensation	Less Equity Amounts Reported in SCT		Plus Fair Value of Equity Awards Granted During the Fiscal Year	Change in Fair Value From Prior Fiscal Year of Unvested and Outstanding Awards	Change in Fair Value From Prior Fiscal Year for Awards Vesting in the Fiscal Year	Fair Value of Awards as of the Prior Fiscal Year that Failed to Meet Vesting Conditions During the Year	Compensation Actually Paid
($ in thousands)		Stock Awards	Options

PEO (Wood)

FY23	3,859,697	(1,536,658)	(481,223)	1,776,897	(1,370,685)	(727,799)	—	1,520,230

FY22	3,567,631	(1,311,505)	(436,696)	1,735,808	371,558	(116,038)	—	3,810,758

FY21	2,203,151	(826,466)	(264,114)	1,870,315	603,291	658,846	—	4,245,023

PEO (Hassinger)

FY21	4,820,110	(1,720,411)	(549,891)	6,758,957	3,465,209	152,744	—	12,926,718

Average of Non-PEO NEOs

FY23	1,131,911	(305,863)	(95,826)	353,726	(353,397)	(304,644)	—	425,907

FY22	964,640	(209,376)	(68,674)	289,147	170,698	(56,551)	—	1,089,884

FY21	878,122	(212,218)	(66,245)	561,400	377,848	337,754	—	1,876,659

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
In accordance with the pay versus performance rules adopted by the SEC under the Dodd-Frank Act, the Company sets forth below the most important financial measures it used to link pay to performance for fiscal 2023.

•	ROIC

•	Revenue

•	Operating margin

•	Free cash flow

Total Shareholder Return Amount	$ 127.7	163.38	166.3
Peer Group Total Shareholder Return Amount	168.07	122.66	127.44
Net Income (Loss)	$ 72,400,000	$ 65,500,000	$ 42,600,000
Company Selected Measure Amount	0.134	0.148	0.104
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating margin
Measure:: 4
Pay vs Performance Disclosure
Name	Free cash flow
Mr. Wood [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,859,697,000	$ 3,567,631,000	$ 2,203,151,000
PEO Actually Paid Compensation Amount	$ 1,520,230,000	3,810,758,000	4,245,023,000
PEO Name	Mr. Wood
Timothy L Hassinger [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,820,110,000
PEO Actually Paid Compensation Amount			12,926,718,000
PEO Name	Timothy L. Hassinger
PEO | Mr. Wood [Member] | Equity Amounts Reported Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,536,658,000)	(1,311,505,000)	(826,466,000)
PEO | Mr. Wood [Member] | Equity Amounts Reported Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(481,223,000)	(436,696,000)	(264,114,000)
PEO | Mr. Wood [Member] | Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,776,897,000	1,735,808,000	1,870,315,000
PEO | Mr. Wood [Member] | Change in Fair Value From Prior Fiscal Year of Unvested and Outstanding Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,370,685,000)	371,558,000	603,291,000
PEO | Mr. Wood [Member] | Change in Fair Value From Prior Fiscal Year for Awards Vesting in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(727,799,000)	(116,038,000)	658,846,000
PEO | Timothy L Hassinger [Member] | Equity Amounts Reported Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,720,411,000)
PEO | Timothy L Hassinger [Member] | Equity Amounts Reported Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(549,891,000)
PEO | Timothy L Hassinger [Member] | Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,758,957,000
PEO | Timothy L Hassinger [Member] | Change in Fair Value From Prior Fiscal Year of Unvested and Outstanding Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,465,209,000
PEO | Timothy L Hassinger [Member] | Change in Fair Value From Prior Fiscal Year for Awards Vesting in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			152,744,000
Non-PEO NEO | Equity Amounts Reported Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,863,000)	(209,376,000)	(212,218,000)
Non-PEO NEO | Equity Amounts Reported Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,826,000)	(68,674,000)	(66,245,000)
Non-PEO NEO | Fair Value of Equity Awards Granted During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,726,000	289,147,000	561,400,000
Non-PEO NEO | Change in Fair Value From Prior Fiscal Year of Unvested and Outstanding Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(353,397,000)	170,698,000	377,848,000
Non-PEO NEO | Change in Fair Value From Prior Fiscal Year for Awards Vesting in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (304,644,000)	$ (56,551,000)	$ 337,754,000